Other Balance Sheets Components - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid expenses and other current assets:
Rental and other deposits	$ 1,544	$ 1,604
Deductible value-added taxes	5,307	8,575
Investment prepayment	0	37,269
Advertising prepayment	3,011	5,266
Prepayment to outsourced service providers	3,438	3,294
Amounts deposited by users	52,139	49,459
Content fees	16,663	18,070
Others	9,046	8,754
Prepaid expenses and other current assets	330,356	348,774
Related Parties [Member] | Other related parties
Prepaid expenses and other current assets:
Loans to and interest receivable	105,658	88,500
Other related parties
Prepaid expenses and other current assets:
Loans to and interest receivable	105,658	88,500
Third parties
Prepaid expenses and other current assets:
Loans to and interest receivable	$ 133,550	$ 127,983